Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (4,382)	$ (4,705)
Vessels [Member]
Cost [Abstract]
Beginning balance	120,543	112,375	$ 112,375
Additions	582		46,421
Transfer to "Vessel held for sale"	(18,750)		(18,500)
Disposals	0		(19,753)
Ending balance	102,375		120,543
Accumulated Depreciation [Abstract]
Beginning balance	(9,954)	$ (7,556)	(7,556)
Depreciation and amortization	(3,666)		(7,982)
Transfer to "Vessel held for sale"	2,942		4,098
Disposals	0		1,486
Ending balance	(10,678)		(9,954)
Net book value	$ 91,697		$ 110,589